Label	Element	Value
Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock	VALIC COMPANY II Small Cap Value Fund Supplement dated April 27, 2016 to the Fund’s Prospectus dated January 1, 2016, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On the Effective Date, the following changes will become effective:

In the section entitled “Fund Summary: Small Cap Value Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SAAMCo”) was a co-subadviser of the Fund from February 28, 2010 to December 14, 2012. Effective February 8, 2010, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) assumed co-subadvisory duties. As of January 1, 2002, J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund.

JPMIM manages approximately 58% of the Fund’s assets and WellsCap manages approximately 42% of the Fund’s assets. The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).